Change in Projected Benefit Obligation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plan
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	$ 1,030.4	$ 904.6
Service Cost	30.3	35.3	42.8
Interest Cost	42.1	41.4	40.8
Actuarial (Gain) Loss	(125.4)	96.6
Benefits Paid	(57.7)	(47.5)
Ending Balance	919.7	1,030.4	904.6
Non U.S. Plans
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	158.1	127.1
Interest Cost	6.6	6.2	6.5
Actuarial (Gain) Loss	0.4	24.8
Benefits Paid	(5.0)	(6.1)
Foreign Exchange Rate Changes	4.6	6.1
Ending Balance	164.7	158.1	127.1
Supplemental Plan
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	106.4	100.3
Service Cost	1.6	3.0	3.2
Interest Cost	4.4	4.5	4.4
Actuarial (Gain) Loss	(0.5)	10.9
Benefits Paid	(10.4)	(12.3)
Ending Balance	$ 101.5	$ 106.4	$ 100.3